OTHER ASSETS	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

NOTE 7.	OTHER ASSETS

Other Current Assets

Other current assets totaling $442,470 as of December 31, 2021 and $399,524 as of June 30, 2021 are comprised of various components as listed below.

	As of December 31, 2021	As of June 30, 2021
Prepaid expenses	$262,955	$373,381
Other current assets	179,515	26,143
Total	$442,470	$399,524

Investments

Wainwright, from time to time, provides initial investment in the creation of ETP funds that Wainwright manages. Wainwright classifies these investments as current assets as these investments are generally sold within one year of the balance sheet date. Investments in which no controlling financial interest or significant influence exists are recorded at fair value in accordance with ASC 825, Financial Instruments, with the change included in earnings on the Consolidated Statements of Income. Investments in which no controlling financial interest exists, but significant influence exists are recorded per the equity method of investment accounting. As of December 31, 2021 and June 30, 2021, there were no investments in its ETP funds or investments requiring equity method investment accounting. The Company also invests in marketable securities. As of December 31, 2021 and June 30, 2021, such investments were approximately $2.8 million and $1.8 million, respectively. Of these amounts, $1.3 million and $0 were invested in the USCF Gold Strategy Plus Income Fund (“GLDX”), a related party managed by USCF, as of December 31, 2021 and June 30, 2021, respectively. The Company owns approximately 40% and 0% of the outstanding shares of this investment as of December 31, 2021 and June 30, 2021, respectively, which are included in “other equities” in the tables below.

Investments measured at estimated fair value consist of the following as of December 31, 2021 and June 30, 2021:

	December 31, 2021
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	$1,299,303	$5,378	$—	$1,304,681
Other short-term investments	270,413	174	—	270,587
Other equities	1,246,926	31,380	—	1,278,306
Total short-term investments	$2,816,642	$36,932	$—	$2,853,574

	June 30, 2021
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	$1,044,748	$5,378	$—	$1,050,126
Other short term investments	772,981	4,568	—	777,549
Other equities	1,421	—	(170)	1,251
Total short-term investments	$1,819,150	$9,946	$(170)	$1,828,926

All of the Company’s short-term investments are Level 1 as of December 31, 2021 and June 30, 2021. During the six months ended December 31, 2021 and December 31, 2020, there were no transfers between Level 1 and Level 2.

Restricted Cash

At December 31, 2021 and June 30, 2021, Gourmet Foods had on deposit NZ$20,000 (approximately US$13,664 and US$13,989, respectively after currency translation) securing a lease bond for one of its properties. The cash securing the bond is restricted from access or withdrawal so long as the bond remains in place.

Long Term Assets

Other long-term assets totaling $789,880 as of December 31, 2021 and $540,160 at June 30, 2021 consisted of

(i)	$500,000 as of December 31, 2021 and June 30, 2021 representing 10% equity investment in a registered investment adviser accounted for on a cost basis, minus impairment, which we believe approximates fair value, given the lack of observable price changes in orderly transactions. There was no impairment recorded for the six months ended December 31, 2021 or the year ended June 30, 2021;

(ii)	$40,160 as of December 31, 2021 and at June 30, 2021 representing lease deposits and prepayments; and

(iii)	$249,720 as of December 31, 2021 and $0 as of June 30, 2021 representing incurred costs associated with a planned stock issuance pursuant to an underwritten finance agreement. Upon issuance of the shares pursuant to the finance agreement, the amount recorded herein will be reclassified to equity.

NOTE 7.	OTHER ASSETS

Other Current Assets

Other current assets totaling $399,524 as of June 30, 2021 and $603,944 as of June 30, 2020 are comprised of various components as listed below.

	As of June 30, 2021	As of June 30, 2020
Prepaid expenses	$373,381	$394,473
Other current assets	26,143	209,471
Total	$399,524	$603,944

Investments

Wainwright, from time to time, provides initial seed capital in connection with the creation of ETPs or ETFs that are managed by USCF or USCF Advisers. Wainwright classifies these investments as current assets as these investments are generally sold within one year of the balance sheet date. Investments in which no controlling financial interest or significant influence exists are recorded at fair value with the change included in earnings on the Consolidated Statements of Income. Investments in which no controlling financial interest exists, but significant influence exists are recorded per the equity method of investment accounting. As of June 30, 2021 and 2020, there were no investments in its ETPs or ETFs or investments requiring equity method investment accounting. The Company also invests in marketable securities. As of June 30, 2021 and 2020, such investments were approximately $1.8 million and $1.8 million, respectively.

All of the Company’s short-term investments are classified as Level 1 assets as of June 30, 2021 and June 30, 2020. Investments measured at estimated fair value consist of the following as of June 30, 2021 and June 30, 2020:

	As of June 30, 2021
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Money market funds	$1,044,748	$5,378	$—	$1,050,126
Other short-term investments	772,981	4,568	—	777,549
Other equities	1,421	—	(170)	1,251
Total short-term investments	$1,819,150	$9,946	$(170)	$1,828,926

	As of June 30, 2020
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Money market funds	$1,044,446	$5,161	$—	$1,049,607
Other short-term investments	770,094	—	—	770,094
Other equities	1,421	—	(606)	815
Total short-term investments	$1,815,961	$5,161	$(606)	$1,820,516

During the years ended June 30, 2021 and 2020, there were no transfers between Level 1 and Level 2.

Restricted Cash

At June 30, 2021 and 2020, Gourmet Foods had on deposit approximately NZ$20,000 (approximately US$13,989 and US$12,854, respectively after currency translation) securing a lease bond for one of its properties. The cash securing the bond is restricted from access or withdrawal so long as the bond remains in place.

Long - Term Assets

Other long-term assets totaling $540,160 at June 30, 2021 and $523,607 at June 30, 2020, were attributed to Wainwright and Original Sprout and consisted of

(i)	$500,000 as of June 30, 2021 and June 30, 2020 representing 10% equity investment in a registered investment adviser accounted for on a cost basis, minus impairment, which we believe approximates fair value, given the lack of observable price changes in orderly transactions. There was no impairment recorded for the years ended June 30, 2021 and June 30, 2020;
(ii)	and $40,160 as of June 30, 2021 and $23,607 at June 30, 2020 representing deposits and prepayments of rent.